The Prudential Series Fund

655 Broad Street

Newark, New Jersey 07102

March 21, 2025

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Registration Statement on Form N-1A of The Prudential Series Fund
(Securities Act Registration No. 002-80896 Investment Company Act No. 811-03623)
Post-Effective Amendment No. 98 to the Registration Statement under the Securities Act of 1933 and Amendment No. 101 to the Registration Statement under the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of The Prudential Series Fund (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 98 to the Registration Statement under the 1933 Act and Amendment No. 101 to the Registration Statement under the 1940 Act (the Amendment). The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of adding the PSF PGIM Laddered S&P 500 Buffer 12 Portfolio, PSF PGIM Laddered S&P 500 Buffer 20 Portfolio and PSF PGIM US Ballast Portfolio, each a new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (June 4, 2025).

The Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2024, or the Registrant’s current statement of additional information, dated May 1, 2024.

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at (973) 420-6867 or melissa.gonzalez@prudential.com.

Sincerely,

/s/Melissa Gonzalez

Melissa Gonzalez

Assistant Secretary